Pro forma net income per common share (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Numerator
Income available to common stockholders - Basic and Diluted												$ 242	$ 200	$ 156
Pro forma adjustment to net income to reflect tax effected interest impact												15
Pro forma net income - Basic and diluted												$ 257
Denominator:
Denominator for basic earnings per common share-weighted average shares (in shares)	203.0	174.8	174.8	174.8	174.8	174.8	174.8	174.7	174.6	188.0	175.0	174.8	174.7	174.6
Denominator for dilutive earnings per common share (in shares)	207.0	178.8	178.6	178.5	178.7	178.4	178.1	178.4	178.0	192.0	179.0	178.7	178.2	176.7
Pro forma adjustment to reflect the offering												27.8
Weighted average shares of common stock outstanding used in computing the pro forma net income per share - Basic												202.6
Weighted average shares of common stock outstanding used in computing the pro forma net income per share - Diluted												206.5
Pro forma basic net income per share												$ 1.27
Pro forma diluted net income per share												$ 1.25
PIK Notes
Redemption premium rate												1.00%